Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of stock-based compensation expense [Abstract]
Stock-based compensation	$ 225
Equity-based compensation - other	387
Total equity-based compensation expense	$ 612